Principal activities and organization (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total assets	¥ 51,515,732	¥ 29,934,756
Total liabilities	31,278,061	16,173,045
Revenue	8,751,259	5,772,948	¥ 4,254,195
Net income/(loss)	(1,426,988)	(337,953)	(385,284)
Net cash provided by operating activities	928,226	527,396	601,883
Net cash (used in)/provided by investing activities	(13,103,691)	(16,966,591)	(4,175,746)
Net cash provided by/(used in) financing activities	19,842,120	15,422,674	5,274,932
VIEs and subsidiaries of VIEs [Member]
Total assets	7,287,858	6,037,614
Total liabilities	3,682,006	4,338,170
Revenue	4,419,967	4,389,398	4,153,558
Net income/(loss)	(111,574)	126,673	217,858
Net cash provided by operating activities	660,690	603,227	110,226
Net cash (used in)/provided by investing activities	57,568	(415,610)	(301,659)
Net cash provided by/(used in) financing activities	¥ (426,603)	¥ 39,107	¥ 641,084